Deferred Taxes	12 Months Ended
Dec. 31, 2018
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Deferred Taxes

NOTE 29: DEFERRED TAXES

As having not yet reached the commercialization step, the Group accumulates tax losses that are carried forward indefinitely for offset against future taxable profits of the Group. Significant uncertainty exists however surrounding the Group’s ability to realise taxable profits in a foreseeable future. Therefore, the Group has not recognised any deferred tax income in its income statement.

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the current year:

(€’000)	For the year ended
	31 December 2018
	Assets	Liabilities	Net
Intangibles assets	49	—	49
Tangible assets	—	(154)	(154)
Recoverable cash advances liability	633	—	633
Contingent consideration liability	6,297	—	6,297
Employee Benefits liability	33	—	33
Other temporary difference	—	(436)	(436)

Tax-losses carried forward	46,858	—	46,858
	—	—	—

Unrecognised Gross Deferred Tax assets/(liabilities)	53,869	(590)	53,279
Netting by tax entity	(437)	437	—

Unrecognised Net Deferred Tax assets/(liabilities)	53,432	(153)	53,279

Unrecognized deferred tax assets and liabilities are detailed below by nature of temporary differences for the previous years:

	For the year ended
	31 December 2017
(€’000)	Assets	Liabilities	Net
Intangibles assets	—	(3,974)	(3,974)
Tangible assets	—	(215)	(215)
Recoverable cash advances liability	349	—	349
Contingent consideration liability	4,471	—	4,471
Employee Benefits liability	51	—	51
Other temporary difference	5	—	5

Tax-losses carried forward	48,152	—	48,152

Unrecognised Gross Deferred Tax assets/(liabilities)	53,028	(4,189)	48,839
Netting by tax entity	(3,974)	3,974	—
Unrecognised Net Deferred Tax assets/(liabilities)	49,054	(215)	48,839

	31 December 2016
EUR	Assets	Liabilities	Net
Intangibles assets	14,704	—	14,704
Tangible assets	—	(379)	(379)
Recoverable cash advances liability	2,322	—	2,322
Contingent consideration liability	—	—	—
Employee Benefits liability	69	—	69
Other temporary difference	—	—	—

Tax-losses carried forward	22,654	—	22,654

Unrecognised Gross Deferred Tax assets/(liabilities)	39,749	(379)	39,370
Netting by tax entity	464	(464)	—
Unrecognised Net Deferred Tax assets/(liabilities)	40,214	(844)	39,370

The Group’s main deductible tax base relates to tax losses carried forward, which have indefinite term under both BE and US tax regimes applicable to our subsidiaries. In addition, the Group can benefit from additional tax benefits (like notional interest deduction in Belgium) which can be carried-forward until the taxation year 2020.

The remaining temporary differences refer to differences between IFRS accounting policies and local tax reporting policies.

The Group has not recognised any deferred tax asset on its balance sheet, for the same reason as explained above (uncertainty relating to taxable profits in a foreseeable future).

The change in the Group’s unrecognised deferred tax asset balance is detailed below:

UNRECOGNISED DEFERRED TAX ASSET BALANCE ROLL FORWARD

(€’000)	For the year ended
	2018	2017	2016
Opening balance at 1 January	48,839	39,370	39,286
Temporary difference creation or reversal	5,734	(15,580)	(6,844)
Change in Tax-losses carried forward	(1,294)	44,011	6,775
Foreign exchange rate effect	—	(113)	154
Change in BE tax rate applicable (34% > 25%)	—	(14,896)	—
Change in US tax rate applicable (35% > 23%)	—	(3,953)	—
			—

Closing balance at 31 December	53,279	48,839	39,370

The net increase in the balance relates to : i) an increase linked to the reversal of a temporary difference relating to intangible assets valuation and ii) a decrease linked to some tax losses used during the year.